Cover	Sep. 22, 2021
Cover [Abstract]
Entity Registrant Name	Instadose Pharma Corp.
Entity Central Index Key	0001697587
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 22, 2021
Entity Incorporation State Country Code	NV
Entity File Number	333-216292
Entity Tax Identification Number	81-3599639
Entity Address Address Line 1	1545 Crossways Blvd.
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Chesapeake
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23320-0210
City Area Code	800
Local Phone Number	701 - 4342
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false